Shareholder Report, Holdings (Details) - NORTHQUEST CAPITAL FUND INC	Dec. 31, 2024
Apple [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Arthur J Gallagher [Member]
Holdings [Line Items]
Percent of Total Investments	6.37%
Arista Networks [Member]
Holdings [Line Items]
Percent of Total Investments	5.75%
Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Fortinet [Member]
Holdings [Line Items]
Percent of Total Investments	5.58%
Microsoft [Member]
Holdings [Line Items]
Percent of Total Investments	4.98%
Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
The Sherwin Williams [Member]
Holdings [Line Items]
Percent of Total Investments	4.82%
Sand P [Member]
Holdings [Line Items]
Percent of Total Investments	4.71%
Home Depot [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.82%
Cash Equivalent [Member]
Holdings [Line Items]
Percent of Total Investments	0.42%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	20.57%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.85%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	15.13%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	39.22%